SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10:- SHAREHOLDERS’ EQUITY

a.Share capital:

Ordinary Shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In June 2018, the Company's shareholders approved an increase of the Company's authorized share capital by NIS 1,875,000 and as a result the authorized share capital is equal to NIS 3,000,000 divided into 100,000,000 Ordinary Shares, par value NIS 0.03 each.

In November 2018, the Company entered into agreements with several Israeli institutional investors to sell 4,545,454 Ordinary shares at price per share of $2.75, for a total consideration of $12,500. Offering costs amounted to $248.

In January 2019, the Company’s shareholders approved the sale of 545,454 Ordinary shares to the controlling shareholder at a price per share of $2.75, approximately $1,500 in the aggregate.

In January 2020, the Company completed an underwritten public offering of 4,819,052 Ordinary shares at a price of $5.25 per share, for a total consideration of $25,300. Offering costs amounted to approximately $1,800.

b.Stock option plans:

In April 2015, the Company's Board of Directors adopted the "2015 Share Option Plan" (the "Plan"), which authorized the grant of options to purchase up to an aggregate of 1,500,000 Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Options granted under the Plan expire within a maximum of ten years from adoption of the plan in 2018, the Company's Board of Directors had extended the plan to 10 additional years.

Generally, under the terms of the Plan, unless determined otherwise by the administrator of the Plans, 25% of the option granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.

In addition, options granted under the plan are granted at the average closing price of our Shares as quoted on NASDAQ during the 30 business days prior to the date the Option is granted.

For our US employees, the exercise price is Higher of (a) the average closing price of our Shares as quoted on NASDAQ during the 30 business days prior to the date the Option is granted, and (b) the closing price as quoted on NASDAQ on the last trading day preceding the date the Option is granted.)

These options will be exercisable for 48 months following the date of vesting.

As of December 31, 2020, options to purchase 164,592 Ordinary shares are available for future grant under the Plan.

F - 32

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 10:- SHAREHOLDERS’ EQUITY (Cont.)

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Twelve months ended December 31, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,110,938	$2.76	8.23	$7,579
Granted	952,500	5.18	-	-
Exercised	(626,871)	2.01	-	-
Forfeited	(146,405)	3.57	-	-

Outstanding at the end of the period	3,290,162	3.57	7.91	8,768

Exercisable	1,302,349	$2.79	7.05	$19,726

Aggregate intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary Shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on December 31, 2020. This amount changes based on the fair market value of the Company’s Ordinary shares.

The total intrinsic value of options exercised during the years ended December 31, 2020, 2019 and 2018 was $4,596, $1,192, and $173, respectively.

The weighted average grant date fair value of options granted to employees and directors during the years ended December 31, 2020, 2019, and 2018, was $2,340 $1,060 and $2,179, respectively.

As of December 31, 2020, unrecognized compensation expenses related to employees and directors stock options to be recognized over an average time of approximately 4 years is approximately $3,629.

During the twelve months period ended December 31, 2020, the Company recognized compensation expenses related to employees and service providers stock option in the amount of $1,436, as follows:

	Year ended December 31,
	2020	2019

Cost of revenues	$256	$134
Research and development	$393	$243
Marketing and selling	$22	$57
General and administrative	$765	$714
	$1,436	$1,148